CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 16,858,178	$ 21,370,325	$ 21,639,283
Costs of revenue	(10,447,612)	(13,254,587)	(13,696,743)
Gross profit	6,410,566	8,115,738	7,942,540
Service income	309,060	300,338	281,656
Service expenses	(54,761)	(71,376)	(113,861)
General and administrative expense	(1,977,610)	(2,599,368)	(2,620,845)
Selling expense	(1,182,209)	(1,357,972)	(1,877,303)
Operating Income	3,505,046	4,387,360	3,612,187
Financial expenses ( including interest expense of $159,483, $149,488 and $82,136)	(164,074)	(151,720)	(86,712)
Other income	5,033	23,872	34,965
Other expense	0	(173)	(232)
Loss on disposal of equipment	(473,709)	0	0
Change in fair value of warrants liability	(346,691)	(180,192)	221,640
Income before provision for income tax and non-controlling interest	2,525,605	4,079,147	3,781,848
Provision for income tax	(522,279)	(862,795)	(656,297)
Net income	2,003,326	3,216,352	3,125,551
Less: net income attributable to non-controlling interest	(7,705)	(10,201)	(22,431)
Net income attributable to Dehaier Medical Systems Limited	1,995,621	3,206,151	3,103,120
Net income	2,003,326	3,216,352	3,125,551
Other comprehensive income
Foreign currency translation adjustments	1,028,124	398,686	1,174,044
Comprehensive Income	3,031,450	3,615,038	4,299,595
Comprehensive income attributable to the non-controlling interest	(52,960)	(27,173)	(85,442)
Comprehensive income attributable to Dehaier Medical Systems Limited	$ 2,978,490	$ 3,587,865	$ 4,214,153
Earnings per share
-Basic (in dollars per share)	$ 0.43	$ 0.70	$ 0.69
-Diluted (in dollars per share)	$ 0.43	$ 0.70	$ 0.69
Weighted average number of common shares used in computation
-Basic (in shares)	4,625,195	4,578,151	4,514,329
-Diluted (in shares)	4,676,127	4,601,907	4,514,329